Share Capital and Reserves - Schedule of Composition of Share Capital (Details) - shares	Jun. 30, 2025	Dec. 31, 2024
Share Capital and Reserves [Abstract]
Authorized	10,000,000,000	1,000,000,000
Issued and outstanding	3,741,252,546	415,103,076